EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Narrative (FY) (Details)					3 Months Ended	12 Months Ended
	Jan. 14, 2021 shares	Oct. 28, 2020 shares	Jul. 15, 2020 shares	Apr. 23, 2020 USD ($)	Mar. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2020 USD ($) plan $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 31, 2020 $ / shares	Nov. 01, 2019 USD ($)	Jan. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights rate per year						33.00%
Equity conversion ratio	1					1
Stock-based compensation expense | $					$ 1,400,000	$ 1,000,000.0
Number of share based compensation plans | plan					2	2
Contract period					10 years	10 years
Weighted-average grant-date strike price of options ($ per share) | $ / shares					$ 11.65	$ 7.31
Intrinsic value of options exercised | $					$ 0	$ 0
Fair value, exercise price ($ per share) | $ / shares						$ 3.34
Shares converted (in shares)					0	0
Options exercised (in shares)					0	0
Warrants exercised (in shares)					0	0
Unrecognized stock-based compensation | $					$ 10,300,000	$ 10,600,000
Fair value of vested shares | $					$ 0	0
Employer discretionary contribution amount | $						$ 800,000	$ 500,000
Equity value of plan | $									$ 325,000,000	$ 100,000,000
Payments to employee incentive plan participants | $				$ 250,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)	36,790				37,000	1,245,000
Stock-based compensation expense | $					$ 8,500,000	$ 8,800,000
Weighted-average remaining period of RSUs					2 years 3 months 14 days	2 years 6 months 14 days
Weighted average grant date fair value ($ per share) | $ / shares						$ 7.31	$ 0	$ 7.09
Options exercised (in shares)					0	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)					0	0
2020 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)			11,600,000
2020 Omnibus Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)		1,200,000
Continuous service period	3 years	3 years
2020 Omnibus Incentive Plan | Restricted Stock Units (RSUs) | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)		65,000
2020 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Contract period			10 years